SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [x]; Amendment Number: _1__
This Amendment (Check only one.): [x] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Zuckerman Investment Group (formerly Asset Management Investors, LLC)
Address: 155 North Wacker Drive, Suite 1700
	 Chicago, IL 60606

Form 13F File Number: 28-12893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Daniel Zuckerman
Title: President
Phone: (312) 948-8002
Signature, Place, and Date of Signing:
/s/Daniel Zuckerman   Chicago, IL   8/26/2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Report Summary:
Number of Included Managers: 1
Form 13F Information Table Entry Total: 34
form 13F Information Table Value Total: $109,603
					(thousands)

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      316     4006 SH       Sole                     4006
Adams Express Co.              COM              006212104      187    20735 SH       Sole                    20735
Alamo Group Inc.               COM              011311107     8238   379611 SH       Sole                   379611
Allergan Inc                   COM              018490102      542     9300 SH       Sole                     9300
America Movil - ADR            COM              02364W105      427     9000 SH       Sole                     9000
AmerisourceBergen Corp.        COM              03073e105     5295   166765 SH       Sole                   166765
Baxter International Inc.      COM              071813109      354     8717 SH       Sole                     8717
Berkshire Hathaway Class B     COM              084670702      849    10650 SH       Sole                    10650
Berkshire Hathaway Inc Cl A    COM              084670108      240        2 SH       Sole                        2
Biosante Pharmaceuticals       COM              09065V203      178   101078 SH       Sole                   101078
Capital Southwest Corp.        COM              140501107     9299   105778 SH       Sole                   105778
Cisco Systems Inc.             COM              17275r102      258    12090 SH       Sole                    12090
Coca-Cola Co.                  COM              191216100      200     4000 SH       Sole                     4000
Conocophillips                 COM              20825C104      480     9773 SH       Sole                     9773
Diageo PLC Sponsored ADR       COM              25243Q205      967    15410 SH       Sole                    15410
DIRECTV - Class A              COM              25490a101     4129   121725 SH       Sole                   121725
Exxon Mobil Corp Com           COM              30231G102      747    13092 SH       Sole                    13092
Genzyme Corp.                  COM              372917104     4769    93930 SH       Sole                    93930
Int'l Business Machines        COM              459200101      278     2254 SH       Sole                     2254
Johnson & Johnson              COM              478160104      612    10362 SH       Sole                    10362
McDonalds Corp.                COM              580135101     4779    72551 SH       Sole                    72551
Microsoft Corp.                COM              594918104     6492   282135 SH       Sole                   282135
Motorola Inc.                  COM              620076109     7117  1091564 SH       Sole                  1091564
Petrochina Company Ltd         COM              71646E100      329     3000 SH       Sole                     3000
Petsmart Inc.                  COM              716768106     8240   273135 SH       Sole                   273135
Pfizer Inc.                    COM              717081103      524    36765 SH       Sole                    36765
Procter & Gamble               COM              742718109      626    10445 SH       Sole                    10445
Sara Lee Corp.                 COM              803111103     5672   402265 SH       Sole                   402265
Speedway Motorsports           COM              847788106     6718   495400 SH       Sole                   495400
Symantec Corp.                 COM              871503108     7650   551150 SH       Sole                   551150
Tri-Continental Corp.          COM              895436103     3964   364659 SH       Sole                   364659
Viad Corp.                     COM              92552R406     4488   254289 SH       Sole                   254289
Vodafone Group plc             COM              92857w209     8225   397930 SH       Sole                   397930
Wal-Mart Stores Inc.           COM              931142103     6414   133431 SH       Sole                   133431